INCOME TAX EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

17. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd., are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiaries, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd, are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2023: 17%).

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income tax:
Current year	74	238
Current Income Tax	74	238

Deferred tax:
Current year	-	(64)
Deferred Income Tax	-	(64)
Income Tax Expense	74	174

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2023: 17%) to profit before income tax as a result of the following differences:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income before tax expenses:	353	772

Tax at the domestic income tax rate	60	131
Tax effect of expenses that are not deductible in determining taxable profit	14	43
Income Tax Expense	74	174

17. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd. are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiary, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2022: 17%).

The income tax provision consists of the following components:

	For the years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Income tax:
Current year	-	289	99	75
Under provision of prior years	37	-	20	15
Current Income Tax Expense Benefit	37	289	119	90
Deferred tax:
Current year	(37)	(61)	(47)	(36)
Under provision of prior years	-	7	39	30
Deferred Income Tax Expense Benefit	(37)	(54)	(8)	(6)
Income Tax Expense (Benefit)	-	235	111	84

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2022: 17%) to profit before income tax as a result of the following differences:

	For the years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Income before tax expenses:	2	1,427	630	477

Tax at the domestic income tax rate	1	243	107	81
Tax effect of expenses that are not deductible in determining taxable profit	6	27	39	30
Under provision in prior years	37	7	12	9
Tax effect of non-taxable incomes	(44)	(42)	(47)	(36)
Income Tax Expense (Benefit)	-	235	111	84

As of December 31, 2021, 2022 and 2023, the one of the Company’s subsidiaries in Singapore, namely Hygieia Warewashing Pte Ltd had net operating loss carryforwards of approximately SGD751,000, SGD147,000 and Nil, respectively. As of December 31, 2021, 2022 and 2023, deferred tax assets from the net operating loss carryforwards amounted to SGD163,000, SGD25,000 and Nil, respectively, and the Company has provided a valuation allowance as it has concluded that it is more likely than not that these net operating losses would not be utilized in the future.